Intangible Assets - Summary of Capitalized Lease Rights at Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 40.0	$ 44.4
Accumulated amortization	(4.8)	(4.2)
Net intangibles assets	35.2	40.2
Land Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	32.1	35.5
Jetty Lease Rights [Member]
Capital Leased Assets [Line Items]
Capital leased assets gross	$ 7.9	$ 8.9